Reserves	12 Months Ended
Jun. 30, 2020
Disclosure of reserves within equity [abstract]
RESERVES
11.	RESERVES

(a)	Share Based Payments

		Years Ended June 30,
	Notes	2020	2019	2018

21,550,000 (2019: 25,300,000, 2018: 25,216,490) options for fully paid ordinary shares	11(c)	866,121	1,158,975	1,753,954

		866,121	1,158,975	1,753,954

The share-based payment reserve is used to recognize the fair value of options issued to directors, executives, employees and consultants but not exercised. Amounts are transferred out of the reserve and into issued capital when the options are exercised. When options expire, the amount is transferred from reserve to accumulated losses.

(b)	Warrants

		Years Ended June 30,
	Notes	2020	2019	2018

Nil (2019: 586,672,964, 2018: Nil) warrants for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-

1.	On 9 April 2019, the Group issued a total of 586,672,964 two for one free-attaching warrants each with an exercise price of A$0.045 (4.5 cents), vested on 8 June 2019 and expiring on 19 December 2019. These warrants were issued as part of the strategic investment made by Life Biosciences LLC, and an accompanying placement with sophisticated investors. On 19 December 2019, the warrants expired without exercise.

(c)	Movements in Options/Warrants for Fully Paid Ordinary Shares

	Years Ended June 30,
	2020		2019		2018
	Number of Options/ Warrants	Comp. Expense	Number of Options/ Warrants	Comp. Expense	Number of Options/ Warrants	Comp. Expense
		(A$)		(A$)		(A$)
Beginning of the year	611,972,964	1,158,975	25,216,490	1,753,954	26,826,063	2,320,480
Options issued during the year	-	-	2,450,000	30,370	12,100,000	764,539
Warrants issued during the year	-	-	586,672,964	-	-	-
Warrants expired during the year	(586,672,964)	-	-	-	-	-
Expired during the year	(3,400,000)	(280,838)	(2,366,490)	(684,117)	(11,349,573)	(1,126,843)
Forfeited during the year	(350,000)	(12,016)	-	-	(2,360,000)	(204,221)
Share based payment expense	-	-	-	58,768	-	-

End of the year	21,550,000	866,121	611,972,964	1,158,975	25,216,490	1,753,954

Details of option/warrant grants are summarized as follows.

Year ended June 30, 2018:

●	On October 10, 2017, 2,360,000 options were forfeited upon resignation of an employee.
●	On December 13, 2017, 8,500,00 options expired.
●	On January 18, 2018, the Company issued 12,100,000 options to directors and employees under the 2004 Plan (see Note 15) in recognition of services rendered to the Company. The options are exercisable at A$0.11 consideration and expire on December 14, 2022. The fair value of the option is A$0.047.
●	On April 6, 2018, 1,200,000 options expired.
●	On June 25, 2018, 1,649,573 options expired.

Year ended June 30, 2019:

●	On July 13, 2018 700,000 options were issued to an employee of the company under the 2004 plan (see Note 15) in recognition of services rendered to the Company. The options are exercisable at A$0.083 consideration and expire on January 31, 2023. The fair value of the options is A$0.038.
●	On August 4, 2018 306,490 options expired.
●	On August 28, 2018 500,000 options were issued to a consultant under the 2004 Plan (see Note 15) in recognition of services rendered to the Company. The options are exercisable at A$0.11 consideration and expire on December 14, 2022. The fair value of the options is A$0.019.
●	On October 1, 2018 360,000 options expired.
●	On October 24, 2018 200,000 options expired
●	On November 2, 2018 1,250,000 options were issued to a director under the 2004 Plan (see Note 15) in recognition of services rendered to the Company. The options are exercisable at A$0.11 consideration and expire on December 14, 2022. The fair value of the options is A$0.016.
●	On November 3, 2018 200,000 options expired
●	On December 11, 2018 1,200,000 options expired
●	On February 5, 2019 100,000 options expired
●	On April 9, 2019 586,672,964 short term warrants were issued to Life Biosciences LLC and other investors as approved at the shareholder meeting on April 8, 2019. The warrants are exercisable at A$0.045 consideration and expire on December 19, 2019.

Year ended June 30, 2020:

●	On September 30, 2019, 150,000 options were forfeited upon resignation of an employee.
●	On January 30, 2020, 200,000 options were forfeited upon resignation of an employee.
●	On February 18, 2020, 2,000,000 options expired.
●	On May 25, 2020, 1,400,000 options expired.
●	On December 19, 2019 586,672,964 short term warrants expired.

(d)	Terms and Conditions of Reserves

Options and warrants

Option holders and warrant holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Company's shareholders. Options and warrants may be exercised at any time from the date they vest to the date of their expiration. Share options are exercisable into ordinary shares on a one for one basis on the date they are exercised. Options granted under the 2018 ADS Plan are exercisable into ADRs, being one option for one ADR, which equals ten ordinary shares, on the date they are exercised.

In Australia, there is not a set number of authorized shares, shares are not reserved for the exercise of options, and shares do not have a par value.

(e)	Options and Warrants Issued after Reporting Date

No option issues have occurred after reporting date. There have been no warrants granted after reporting date.